Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.28475%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,040,504.44

Principal:
Principal Collections	$20,442,947.77
Prepayments in Full	$10,687,098.33
Liquidation Proceeds	$566,075.00
Recoveries	$103,450.07
Sub Total	$31,799,571.17
Collections	$33,840,075.61

Purchase Amounts:
Purchase Amounts Related to Principal	$294,140.25
Purchase Amounts Related to Interest	$1,381.60
Sub Total	$295,521.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,135,597.46

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	26
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,135,597.46
Servicing Fee	$541,926.48	$541,926.48	$0.00	$0.00	$33,593,670.98
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,593,670.98
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$33,593,670.98
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$33,593,670.98
Interest - Class A-3 Notes	$888,855.24	$888,855.24	$0.00	$0.00	$32,704,815.74
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$32,362,034.74
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,362,034.74
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$32,233,768.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,233,768.07
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$32,144,291.40
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,144,291.40
Regular Principal Payment	$29,116,664.17	$29,116,664.17	$0.00	$0.00	$3,027,627.23
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,027,627.23
Residual Released to Depositor	$0.00	$3,027,627.23	$0.00	$0.00	$0.00
Total		$34,135,597.46

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,116,664.17
Total					$29,116,664.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,116,664.17	$53.20	$888,855.24	$1.62	$30,005,519.41	$54.82
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$29,116,664.17	$18.44	$1,449,379.58	$0.92	$30,566,043.75	$19.36

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$352,021,879.05	0.6431855	$322,905,214.88	0.5899860
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$561,131,879.05	0.3554054	$532,015,214.88	0.3369637

Pool Information
Weighted Average APR	3.323%	3.324%
Weighted Average Remaining Term	36.09	35.29
Number of Receivables Outstanding	37,994	37,020
Pool Balance	$650,311,781.54	$617,910,700.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$598,516,502.34	$568,913,821.95
Pool Factor	0.3763379	0.3575873

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$48,996,878.21
Targeted Overcollateralization Amount	$85,895,485.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$85,895,485.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		97	$410,820.03
(Recoveries)		97	$103,450.07
Net Loss for Current Collection Period			$307,369.96
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5672%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4640%
Second Prior Collection Period			0.1355%
Prior Collection Period			0.0841%
Current Collection Period			0.5817%
Four Month Average (Current and Prior Three Collection Periods)			0.3163%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,888	$11,904,057.21
(Cumulative Recoveries)			$1,571,652.06
Cumulative Net Loss for All Collection Periods			$10,332,405.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5979%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,121.90
Average Net Loss for Receivables that have experienced a Realized Loss			$3,577.70

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.72%	223	$4,435,896.31
61-90 Days Delinquent	0.14%	43	$893,147.99
91-120 Days Delinquent	0.07%	15	$412,083.70
Over 120 Days Delinquent	0.10%	34	$633,034.21
Total Delinquent Receivables	1.03%	315	$6,374,162.21

Repossession Inventory:
Repossessed in the Current Collection Period		25	$591,519.32
Total Repossessed Inventory		56	$1,342,413.47

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2885%
Prior Collection Period			0.2685%
Current Collection Period			0.2485%
Three Month Average			0.2685%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3137%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	26

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer